MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortized cost	$ 36,381	$ 53,184
Unrealized gains	36	7
Unrealized losses	(99)	(417)
Fair Value	36,318	52,774
Corporate Bonds [Member] | Maturing within one year [Member]
Amortized cost	6,479	1,997
Unrealized gains	4	0
Unrealized losses	(5)	(4)
Fair Value	6,478	1,993
Corporate Bonds [Member] | Maturing between one to five years [Member]
Amortized cost	29,602	50,700
Unrealized gains	32	7
Unrealized losses	(94)	(413)
Fair Value	29,540	50,294
Accrued interest [Member]
Amortized cost	300	487
Unrealized gains	0	0
Unrealized losses	0	0
Fair Value	$ 300	$ 487